Summary of Significant Accounting Policies - Summary of Cost of Assets to Residual Values Over Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Computer and Other Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, useful life	The shorter of the remaining lease term or 10 years